Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain (loss)	$ (145)	$ 0